Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Operating activities
Net loss	$ (34,065)	$ (34,366)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	965	1,416
Amortization of financing costs	15	16
Noncash interest expense	3,071	3,464
Share-based compensation expense	3,060	4,581
Change in fair value of derivative liabilities	3	(220)
Gain on sale of property and equipment	0	(193)
Impairment of assets	20	0
Sales return provision	(214)	0
Changes in:
Accounts receivable	(1,609)	(383)
Inventories	1,398	1,014
Deferred cost of goods sold	0	217
Prepaid expense and other current assets	(503)	(231)
Other assets	(170)	(97)
Accounts payable	(2,487)	366
Accrued expense	2,211	623
Deferred revenue	0	(432)
Deferred rent liability	51	(65)
Net cash used in operating activities	(28,254)	(24,290)
Investing activities
Proceeds from sale of property and equipment	0	118
Acquisition of property and equipment	(1,166)	(366)
Net cash used in investing activities	(1,166)	(248)
Financing activities
Proceeds from issuance of common stock ($40,000 received from a related party in 2017), net of issuance costs	27,549	48,792
Payment of capital lease obligations	(51)	0
Proceeds from issuance of common stock through ESPP	236	0
Payment of debt restructuring costs	0	(35)
Net cash provided by financing activities	27,734	48,757
Net increase (decrease) in cash and cash equivalents	(1,686)	24,219
Cash and cash equivalents-beginning of period	25,961	9,866
Cash and cash equivalents-end of period	24,275	34,085
Supplemental disclosures of cash flow information
Commitment fee for Second Purchase Agreement	429	411
Deferred revenue reduction (Note 3)	1,638	0
Sales return reserve (Note 3)	778	0
Deferred cost of goods sold reduction (Note 3)	539	0
Accrued distribution fees and managed care costs (Note 3)	343	0
Capital lease obligation	315	0
Accrued offering costs	84	0
Write off of debt issuance costs	0	107
Conversion of debt to Series A preferred stock	0	27,500
Receivables for property and equipment sales	$ 0	$ 75